Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
NET LOSS	$ (5,476,661)	$ (16,811,050)	$ (24,982,562)	$ (34,274,476)	$ (42,992,724)	$ (52,093,659)
Change in foreign currency translation	(9,741)	562,012	73,562	340,038	245,940	(284,431)
NET COMPREHENSIVE LOSS	$ (5,486,402)	$ (16,249,038)	$ (24,909,000)	$ (33,934,438)	$ (42,746,784)	$ (52,378,090)